As filed with the Securities and Exchange Commission on March 5, 2020

File No. 333-191940

File No. 811-22906

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 49	☒

(Check appropriate box or boxes)

Virtus Alternative Solutions Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary

Virtus Alternative Solutions Trust

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 43 relates to the following series:

Virtus Aviva Multi-Strategy Target Return Fund

Virtus Duff & Phelps Select MLP and Energy Fund

Virtus KAR Long/Short Equity Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 5th day of March, 2020.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 5th day of March, 2020.

Signature	Title

/s/ George R. Aylward	Trustee and President
George R. Aylward	(principal executive officer)

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(principal financial and accounting officer)

*	Trustee
Thomas J. Brown

*	Trustee
Donald C. Burke

*	Trustee
Sidney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Hassell H. McClellan

*	Trustee
Connie D. McDaniel

*	Trustee and Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
James M. Oates

*	Trustee
Richard E. Segerson

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney